SCHEDULE OF PROPERTY AND EQUIPMENT (Details)	12 Months Ended
Jun. 30, 2025
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, useful life	34 years
Leasehold improvements [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property and equipment, useful life	5 years
Leasehold improvements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property and equipment, useful life	15 years
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property and equipment, useful life	3 years
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property and equipment, useful life	17 years
Vehicles [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property and equipment, useful life	2 years
Vehicles [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property and equipment, useful life	4 years